INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
At 26.5% statutory rate	$ 728	$ 471
Statutory rate (as percent)	26.50%	26.50%
Increase (decrease) due to:
Allowances and special tax deductions	$ (96)	$ (134)
Impact of foreign tax rates	215	113
Expenses not tax deductible	24	54
Non-taxable gains on sales of long-lived assets	(241)	0
Impairment charges not recognized in deferred tax assets	66	0
Net currency translation losses on deferred tax balances	10	23
Tax impact of profits from equity accounted investments	(7)	(5)
Current year tax losses not recognized in deferred tax assets	21	35
United States tax reform	(203)	0
Non-recognition of US AMT credits	0	13
Adjustments in respect of prior years	(6)	(4)
Increase to income tax related contingent liabilities	172	70
Impact of tax rate changes	0	(13)
United States withholding taxes	252	0
Other withholding taxes	18	11
Mining taxes	266	267
Other items	12	16
Income tax expense	$ 1,231	$ 917